Royalty, Stream and Working Interests - Disposal of Royalty Interest (Details) $ in Millions, $ in Millions, $ in Millions					12 Months Ended
	Mar. 30, 2024 USD ($)	Jan. 19, 2024 USD ($)	Feb. 22, 2023 USD ($)	Feb. 19, 2019 USD ($)	Dec. 31, 2023 USD ($)	Mar. 30, 2024 AUD ($)	Jun. 08, 2023 USD ($)	Feb. 22, 2023 CAD ($)	Feb. 19, 2019 CAD ($)
Acquisitions
Written off amount					$ 1,173.3
Percentage of NSR			1.50%	2.00%
Sale of net smelter royalty		$ 4.7
Marathon Gold Corporation, Valentine Gold Project Acquisition
Acquisitions
Option to buy back of NSR (as a percent)			0.50%					0.50%
Percentage of NSR			2.00%		3.00%
Consideration paid for options to buy-back royalty			$ 7.0
Purchase price				$ 13.7			$ 45.0		$ 18.0
Carrying value of smelter royalty interest subject to buyback provision			$ 3.3					$ 4.5
Gain on sale of royalty interest					$ 3.7
Fortuna Silver Mines
Acquisitions
Option to buy back of NSR (as a percent)	0.60%					0.60%
Percentage of NSR	1.20%
Consideration paid for options to buy-back royalty	$ 6.5					$ 10